Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Intangible Assets Net [Abstract]
Land use right, cost	$ 841,421	$ 910,808
Customer relationship	8,149,366	8,822,973
Proprietary technology	1,900,000
Trademark	10,187	11,027
Software, cost	1,041,799	1,127,710
Total	11,942,773	10,872,518
Less: accumulated amortization	(2,496,518)	(771,113)
Intangible assets, net	$ 9,446,255	$ 10,101,405